September 16, 2011
BY EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-1090

Re:	Allianz Funds Multi-Strategy Trust (the “Trust”) (Registration Nos. 333-148624 and 811-22167)
Ladies and Gentlemen:
     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that:
     1. the definitive form of Prospectuses and definitive form of Statement of Additional Information, each dated September 9, 2011, for the Allianz F&T Behavioral Advantage Large Cap Fund, a new series of the Trust, do not differ from those contained in the Trust’s most recent amendment to its registration statement on file with the Commission; and
     2. the text of the Trust’s most recent amendment to its registration statement was filed electronically with the Commission on September 9, 2011 pursuant to Rule 485(b) under the Securities Act.
     Please contact me at (617) 235-4636 with any questions or comments regarding this matter.

Kind regards,

/s/ Jessica Reece Jessica Reece, Esq.

cc:	Thomas J. Fuccillo, Esq. Angela Borreggine, Esq. David C. Sullivan, Esq. George B. Raine, Esq. Johnathan Mathiesen, Esq.